Basis of Preparation-Schedule of Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2025
Leasehold improvements [Member] | Bottom of range [member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	2 years
Leasehold improvements [Member] | Top of range [member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	3 years
Furniture, fixtures and office equipment [Member] | Bottom of range [member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	3 years
Furniture, fixtures and office equipment [Member] | Top of range [member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	5 years
Computer equipment [Member] | Bottom of range [member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	2 years
Computer equipment [Member] | Top of range [member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	3 years